Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current
Cash	$ 3,510,499	$ 181,730
Trade and Other Receivables	2,744,789	1,404,180
Prepaid Expenses	270,878	119,802
Inventory	2,523,487	3,942,896
Advance to Suppliers	329,260	33,672
Total current assets	9,378,913	5,682,280
Long Term Receivable	170,414	181,584
Right of Use Assets	448,883	582,485
Equipment	142,484	157,820
Intangible Assets	10,067,545	8,285,036
Total Assets	20,208,239	14,889,205
Current
Loans from Financial Institutions	1,642,477	2,077,290
Sales of Future Receipts		1,688,435
Accounts Payable and Accrued Liabilities	2,616,250	5,497,957
Short Term Lease Liability	381,178	296,366
Warrant and Preferred Share Liabilities	100	1,069,513
Total current liabilities	4,640,005	10,629,561
Long Term Lease Liability	129,247	338,373
Total non-current liabilities	129,247	338,373
Total Liabilities	4,769,252	10,967,934
Shareholders’ Equity
Share Capital	129,402,075	104,916,071
Reserves	14,927,501	14,927,501
Accumulated Other Comprehensive Loss	98,870	98,870
Deficit	(128,989,459)	(116,021,171)
Equity	15,438,987	3,921,271
Total Liabilities and Shareholders’ Equity	$ 20,208,239	$ 14,889,205